FINANCIAL INVESTORS TRUST

Rondure New World Fund

Rondure Overseas Fund

(each, a “Fund”)

Supplement dated July 17, 2023

To the Summary Prospectus, Prospectus and Statement of Additional Information,

each dated August 31, 2022, as supplemented

The Funds’ Reorganization date, as previously announced in the Supplement dated June 16, 2023 to the Funds’ Summary Prospectus, Prospectus and SAI, has been extended to on or about October 6, 2023.

For additional information regarding the Funds’ Reorganization, see the Supplement dated June 16, 2023 to the Funds’ Summary Prospectus, Prospectus and SAI.

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Please retain this supplement with your Summary Prospectus, Prospectus and Statement of
Additional Information.